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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Narragansett Management, LP
Address:    540 Madison Avenue, 38th Floor New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Janeen D. Eckert
Title:      Chief Financial Officer
Phone:      (212) 813-5855

Signature, Place, and Date of Signing:

      /s/ Janeen D. Eckert         New York, New York         August 13, 2003
      --------------------         ------------------         ---------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     53
Form 13F Information Table Value Total:     $278,622 (Thousands)
List of Other Included Managers:            None






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                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE


                                                                                                                 VOTING AUTHORITY
                                                                            SHARES OR      INVESTMENT   OTHER   --------------------
        NAME OF ISSUER       TITLE OF CLASS    CUSIP        VALUE (X1000)   PRIN. AMT.     DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                      COMMON STOCK    00339B907      3,135.00      300,000  CAL    SOLE
ADOLOR CORP                      COMMON STOCK    00724X102      9,816.00      800,000  SH     SOLE                800,000
ALLIANCE IMAGING INC             COMMON STOCK    018606202      1,327.00      301,600  SH     SOLE                301,600
ALKERMES INC                     COMMON STOCK    01642T108      5,310.00      500,000  SH     SOLE                500,000
ALTEON INC                       COMMON STOCK    02144G107        340.00       70,000  SH     SOLE                 70,000
APPLIED MOLECULAR                COMMON STOCK    03823E108      3,416.00      829,200  SH     SOLE                829,200
AMERICAN HEALTHWAYS INC          COMMON STOCK    02649V104     18,010.00      500,000  SH     SOLE                500,000
AMYLIN PHARMACEUTICALS INC       COMMON STOCK    032346108      8,998.00      409,000  SH     SOLE                409,000
ABERCROMBIE & FITCH CO           CLASS A         002896207      1,421.00       50,000  SH     SOLE                 50,000
AMERICAN PHARMACEUTICALS PART    COMMON STOCK    02886P109      6,780.00      200,000  SH     SOLE                200,000
AMERICAN PHARMACEUTICALS PART    COMMON STOCK    02886P959      6,780.00      200,000  PUT    SOLE
BAUSCH & LOMB INC                COMMON STOCK    071707953        938.00       25,000  PUT    SOLE
BEVERLEY ENTERPRISES INC         COMMON STOCK    087851309      1,750.00      500,000  SH     SOLE                500,000
BIOMARIN PHARMACEUTICAL INC      COMMON STOCK    09061G101        498.00       51,000  SH     SOLE                 51,000
CELGENE CORP                     COMMON STOCK    151020954      4,248.00      140,000  PUT    SOLE
CERUS CORP                       COMMON STOCK    157085101        105.00       14,000  SH     SOLE                 14,000
CONCEPTUS INC                    COMMON STOCK    206016107     14,020.00    1,000,000  SH     SOLE              1,000,000
CONCEPTUS INC                    COMMON STOCK    206016957      3,505.00      250,000  PUT    SOLE
COVANCE INC                      COMMON STOCK    222816100      2,715.00      150,000  SH     SOLE                150,000
CTI MOLECULAR IMAGING INC        COMMON STOCK    22943D905      2,723.00      146,000  CAL    SOLE
THE WALT DISNEY CO               COMMON STOCK    254687106        573.00       29,000  SH     SOLE                 29,000
DJ ORTHOPEDICS INC               COMMON STOCK    23325G104      3,288.00      300,000  SH     SOLE                300,000
DELIAS CORPORATION               COMMON STOCK    24688Q101         41.00       60,000  SH     SOLE                 60,000
GENENTECH INC                    COMMON STOCK    368710406      7,212.00      100,000  SH     SOLE                100,000
ELAN PLC                         SPONSORED ADR   284131908        186.00       33,000  CAL    SOLE
EPOCH BIOSCIENCES INC            COMMON STOCK    294273107        263.00       95,529  SH     SOLE                 95,529
ESSENTIAL THERAPEUTICS INC       COMMON STOCK    29669A108         10.00      819,500  SH     SOLE                819,500
FIRST HORIZON PHARMACEUTICAL     COMMON STOCK    32051K106        950.00      250,000  SH     SOLE                250,000
GEMSTAR TV GUIDE INTL            COMMON STOCK    36866W106        501.00      100,000  SH     SOLE                100,000
IDEC PHARMACEUTICAL CORP         COMMON STOCK    449370105     20,376.00      600,000  SH     SOLE                600,000
IDEC PHARMACEUTICAL CORP         COMMON STOCK    449370905      2,533.00       74,600  CAL    SOLE
IDEC PHARMACEUTICAL CORP         COMMON STOCK    449370905      3,396.00      100,000  CAL    SOLE
ISHARES NASDAQ BIOTECH INDX      NASDQ BIO INDX  464287956      8,374.00      125,000  PUT    SOLE
ISHARES NASDAQ BIOTECH INDX      NASDQ BIO INDX  464287956      8,039.00      120,000  PUT    SOLE
J.C. PENNEY COMPANY INC          COMMON STOCK    708160106        843.00       50,000  SH     SOLE                 50,000
JOHNSON & JOHNSON                COMMON STOCK    478160104     12,279.00      237,500  SH     SOLE                237,500
LA JOLLA PHARMACEUTICAL CO       COMMON STOCK    503459109      1,625.00      500,000  SH     SOLE                500,000
MARTEK BIOSCIENCES CORP          COMMON STOCK    572901106      2,099.00       48,900  SH     SOLE                 48,900
MEDIMMUNE INC                    COMMON STOCK    584699102     25,150.00      691,500  SH     SOLE                691,500
MEDIMMUNE INC                    COMMON STOCK    584699952      7,274.00      200,000  PUT    SOLE
MEDAREX INC                      COMMON STOCK    583916101      7,234.00    1,109,500  SH     SOLE              1,109,500
MEDAREX INC                      NOTE 4.5% 7/0   583916AA9      1,675.00    2,000,000  PRN    SOLE
MILLENNIUM PHARMACEUTICALS       COMMON STOCK    599902103      3,933.00      250,000  SH     SOLE                250,000
NUVELO                           COMMON STOCK    67072M103      1,858.00      928,710  SH     SOLE                928,710
NOVARTIS                         COMMON STOCK    66987V109      3,981.00      100,000  SH     SOLE                100,000
PFIZER INC                       COMMON STOCK    717081103     10,245.00      300,000  SH     SOLE                300,000
PRAECIS PHARMACEUTICALS INC      COMMON STOCK    739421105      2,536.00      517,538  SH     SOLE                517,538
SUPERGEN INC                     COMMON STOCK    868059106        860.00      161,300  SH     SOLE                161,300
TENET HEALTHCARE                 COMMON STOCK    88033G100      2,913.00      250,000  SH     SOLE                250,000
TRIMERIS INC                     COMMON STOCK    896263100     38,002.00      833,000  SH     SOLE                833,000
WET SEAL INC                     COMMON STOCK    961840105        505.00       48,000  SH     SOLE                 48,000
ZYMOGENETICS INC                 COMMON STOCK    98985T109      2,966.00      254,400  SH     SOLE                254,400
QUIKSILVER INC                   COMMON STOCK    74838C106      1,067.00       64,700  SH     SOLE                 64,700
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